Long-Term Loans, Net of Current Maturities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Short and Long-Term Loans, Net of Current Maturities [Abstract]
2015 (Current maturities)	$ 570
2016	190
Total long-term loans	$ 760